Long-Term Receivables and Other Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Other Assets [Line Items]
Contribution to defined retirement savings plan	$ 233	$ 987	$ 861	$ 839